BIOLOGICAL ASSETS - Disclosure of Impact on fair value if 10% increase decrease in each input (Details) - Cannabis Plants [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD_per_gram Gram	Dec. 31, 2021 CAD_per_gram Gram
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	3.61	3.64
Average post-harvest costs per gram of dried cannabis (in CAD)	0.76	1.16
Attrition rate	30.00%	27.00%
Average yield per plant (in grams) | Gram	40	47
Average stage of growth	48.00%	47.00%
10% change [Member]
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	186	296
Average post-harvest costs per gram of dried cannabis (in CAD)	41	140
Attrition rate	149.00%	100.00%
Average yield per plant (in grams) | Gram	144	228
Average stage of growth	139.00%	212.00%